Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	35,529,192
Balance at Dec. 31, 2016	$ 21,914,722	$ 3,421,165	$ (302,037)	$ (18,588,817)	$ 6,445,033
Statement Line Items [Line Items]
Income (loss) for the year				(6,261,382)	(6,261,382)
Other comprehensive income (loss)			(1,410)		(1,410)
Share-based payments charged to operations		371,513			371,513
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	3,792,678	(303,447)	(24,850,199)	553,754
Statement Line Items [Line Items]
Income (loss) for the year				(104,156)	(104,156)
Other comprehensive income (loss)			32,202		32,202
Share-based payments charged to operations		162,489			162,489
Contract adjustment for 2017				(85,695)	(85,695)
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	3,955,167	(271,245)	(25,040,050)	558,594
Statement Line Items [Line Items]
Income (loss) for the year				162,566	162,566
Other comprehensive income (loss)			(48,749)		(48,749)
Share-based payments charged to operations		93,865			93,865
Balance (in shares) at Dec. 31, 2019	35,529,192
Balance at Dec. 31, 2019	$ 21,914,722	$ 4,049,032	$ (319,994)	$ (24,877,484)	$ 766,276